Property and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 268	$ 165	$ 370	$ 311
Impairment of Long-Lived Assets Held-for-use			$ 545